COMMITMENT AND CONTINGENCIES (Details Narrative) - Distoken Acquisition Corporation [Member] - USD ($)							1 Months Ended	12 Months Ended
	Apr. 10, 2024	Mar. 05, 2024	May 04, 2023	May 04, 2023	Feb. 17, 2023	Feb. 16, 2023	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Stock option, per share					$ 10.20			$ 10.00	$ 10.00
Gross proceeds					$ 70,380,000	$ 25,000			$ 69,000,000
Prepaid expenses								$ 31,250	$ 63,366	$ 2,000
Condition Percentage								50.00%	50.00%
Accrued expenses								$ 70,000	$ 0
Vendor Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Legal and consulting fee							$ 500,000
Vendor agreement, description							(i) $200,000 upon the execution of the agreement, (ii) $100,000 upon the execution of a definitive agreement for the Business Combination; and (iii) $200,000 upon submission of the proxy statement for the Business Combination to the SEC.
Installment payment	$ 50,000			$ 200,000			$ 850,000
Prepaid expenses								30,065	30,065
Accrued Professional Fees		$ 500,000
Cash paid to vendor		(i) $200,000, which had already been paid, (ii) $50,000 by no later than March 15, 2024; (iii) $100,000 upon execution of the business combination agreement, or the merger agreement, as the case may be; and (iv) $150,000 upon submission of the S-4/F-4 proxy to the SEC. Additionally, if the Business Combination closes, the Company will make a final additional payment of $950,000.
Cash paid to vendor			$ 200,000
Retain amount									169,935
Business combination fees								561,904
Related party transaction liability incurred								210,073
Accrued expenses								$ 351,831
Vendor Agreement [Member] | Retainer [Member]
Subsidiary, Sale of Stock [Line Items]
Installment payment									$ 169,935
Lock Up Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Condition Percentage								50.00%
Exceeds percentage								$ 12.50
I Banker Securities Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination, percentage								4.00%	4.00%
Gross proceeds								$ 2,760,000	$ 2,760,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option, granted									900,000
Stock option, exercised					900,000
Stock option, per share					$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option, per share					$ 10.00
Underwriting cash discount per unit								$ 0.30	$ 0.30
Underwriter cash discount								$ 2,070,000	$ 2,070,000
Gross proceeds					$ 69,000,000
Condition Percentage								80.00%	80.00%
IPO [Member] | I Banker Securities Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination, percentage								1.00%	1.00%
Gross proceeds								$ 690,000	$ 690,000